Property & Equipment and Software Development Costs	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property & Equipment and Software Development Costs

Note 2 – Property & Equipment and Software Development Costs

Property and equipment and software development costs consisted of the following as of:

	June 30, 2023	December 31, 2022
Computers and equipment	$99,939	$99,939
Furniture	7,262	7,262
Accumulated depreciation	(78,924)	(66,121)
Total property and equipment, net	$28,277	$41,080

Software development costs	$7,155,552	$6,626,049
Accumulated amortization	(3,364,674)	(2,491,824)
Total software development costs, net	$3,790,878	$4,134,225

The Company recognized depreciation expense of $6,193 and $8,302 for the three months ended June 30, 2023, and 2022, respectively related to property and equipment and amortization expense of $436,425 and $262,703 for the three months ended June 30, 2023, and 2022, respectively related to software development costs. The Company recognized depreciation expense of $12,803 and $16,393 for the six months ended June 30, 2023, and 2022, respectively related to property and equipment and amortization expense of $872,850 and $430,739 for the six months ended June 30, 2023, and 2022, respectively related to software development costs.